CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 763,800	$ 107,579	¥ 753,642
Restricted cash	2,578	363	3,762
Short-term investments	142,084	20,012	70,542
Prepaid expenses and other current assets	109,018	15,355	98,272
Deferred costs, current	14,274	2,010	42,886
Total current assets	1,031,754	145,319	969,104
Non-current assets
Property and equipment, net	786,670	110,800	813,783
Intangible assets, net	975	137	1,509
Right-of-use assets	135,820	19,130	274,643
Deferred costs, non-current	68,773	9,686	78,839
Long-term investments	61,354	8,642	73,513
Deferred tax assets	0	0	26,799
Other non-current assets	33,160	4,670	37,880
Total non-current assets	1,086,752	153,065	1,306,966
TOTAL ASSETS	2,118,506	298,384	2,276,070
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB191,172 and RMB193,631 as of December 31, 2022 and 2023, respectively)	409,691	57,703	436,339
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB374,208 and RMB272,739 as of December 31, 2022 and 2023, respectively)	553,812	78,003	986,086
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB17,065 and RMB7,760 as of December 31, 2022 and 2023, respectively)	8,019	1,129	17,065
Long-term debt, current portion	38,654	5,444	38,654
Total current liabilities	1,010,176	142,279	1,478,144
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB251,080 and RMB124,807 as of December 31, 2022 and 2023, respectively)	560,111	78,890	704,860
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB316,844 and RMB153,686 as of December 31, 2022 and 2023, respectively)	157,269	22,151	316,844
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,122 and nil as of December 31, 2022 and 2023, respectively)	3,742	527	5,984
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,063 and RMB1,287 as of December 31, 2022 and 2023, respectively)	6,994	985	6,770
Long-term debt, non-current portion	104,665	14,742	143,319
Total non-current liabilities	832,781	117,295	1,177,777
TOTAL LIABILITIES	1,842,957	259,574	2,655,921
SHAREHOLDERS' (DEFICIT)/EQUITY
Treasury stock	0	0	0
Additional paid-in capital	2,305,042	324,658	2,309,740
Accumulated other comprehensive income	143,276	20,180	127,885
Accumulated deficit	(2,171,284)	(305,819)	(2,812,114)
Total Sunlands Technology Group shareholders' (deficit)/equity	277,036	39,019	(374,487)
Non-controlling interest	(1,487)	(209)	(5,364)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	275,549	38,810	(379,851)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT)/EQUITY	2,118,506	298,384	2,276,070
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	1	0	1
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	¥ 1	$ 0	¥ 1